CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 5,873,122	$ 6,565,607
Restricted cash	7,990,000	7,990,000
Trade receivables, net	777,979	804,720
Prepaid expenses and other receivables	1,178,375	1,436,413
Due from related parties	3,322,946	3,427,398
Inventories	1,844,306	1,702,034
Interest rate swaps	38,193	85,083
Total current assets	21,024,921	22,011,255
FIXED ASSETS:
Vessels, net	334,236,238	370,954,242
Other fixed assets, net	42,416	102,398
Total fixed assets	334,278,654	371,056,640
OTHER NON-CURRENT ASSETS:
Intangible assets, net	446,401	3,853,069
Other assets, net	490,929	918,241
Restricted cash	10,000	10,000
Total Assets	356,250,905	397,849,205
CURRENT LIABILITIES:
Trade accounts payable	1,313,768	1,944,889
Accrued expenses	2,127,536	2,282,624
Interest rate swaps	42,479	82,123
Due to related parties	443,939	42,489
Deferred income	364,217	1,069,382
Current portion of long-term debt	123,250,000	134,950,000
Dividends on preferred shares payable	515,437	515,437
Total current liabilities	128,057,376	140,886,944
LONG-TERM LIABILITIES:
Warrant liability	3,388	282,375
Total long-term liabilities	3,388	282,375
Total liabilities	$ 128,060,764	$ 141,169,319
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 31,130,715 and 31,488,715 shares issued and 31,130,715 and 31,280,555 shares outstanding at December 31, 2014 and 2015, respectively	$ 314,887	$ 311,307
Preferred stock, par value $0.01; 25,000,000 shares authorized, of which:
Series A Participating Preferred Stock: 1,000,000 designated, none issued and outstanding	0	0
Series B Preferred Shares: 2,500,000 designated, none issued and outstanding	0	0
Series B-1 Preferred Shares: 2,500,000 designated, none issued and outstanding	0	0
Series C Preferred Shares: 2,500,000 designated, 916,333 shares issued and outstanding at December 31, 2014 and 2015, respectively	9,163	9,163
Additional paid-in capital	250,269,469	250,109,765
Treasury stock	(113,667)	0
Accumulated other comprehensive income	37,710	62,009
Retained earnings / (Accumulated deficit)	(22,327,421)	6,187,642
Total stockholders' equity	228,190,141	256,679,886
Total Liabilities and Stockholders' Equity	$ 356,250,905	$ 397,849,205